Employee Remuneration - Schedule of Share Based Employee Remuneration (Details)	12 Months Ended
Jun. 30, 2026 $ / shares
Employee Remuneration [Abstract]
Exercise price
Right life	3 years 3 months 18 days
Underlying share price	$ 0.011
Expected share price volatility	100.00%
Risk free interest rate	3.76%
Weighted average fair value per right	$ 0.011
Weighted average contractual life	3 years 3 months 18 days